Other Financial Liabilities	6 Months Ended
Dec. 31, 2025
Other Financial Liabilities [Abstract]
Other financial liabilities

Note 9. Other financial liabilities

	Consolidated
	December 2025 $	June 2025 $
Current liabilities
Prefunded and ordinary warrants	14,180,627	3,150,301

Reconciliation

Reconciliation of the written down values at the beginning and end of the current and previous financial year end are set out below:

Opening balance	3,150,301	6,478,060
Prefunded and ordinary warrants at initial recognition	21,585,452	3,034,625
Prefunded warrants exercised	(9,810,204)	(8,840,101)
Gain / Loss on remeasurement of other financial liabilities	(744,920)	2,477,717
Closing balance	14,180,627	3,150,301

On 25 July 2025 Maxim Partners LLC exercised a net settlement of warrants and was issued 1,057,000 ordinary shares.

On 31 July 2025 the Consolidated Entity entered into a securities purchase agreement with certain established institutional investors for a private placement of equity securities (PIPE). The net proceeds from the PIPE were US$2,049,992, after deducting offering expenses. Pursuant to the Purchase Agreement, the Consolidated Entity agreed to offer and sell in the Private Placement to such Purchasers (i) 14,204,500 ordinary shares at a purchase price of $0.0176 per Share, and (ii) pre-funded warrants to purchase up to 204,547 American Depositary Shares (“ADSs”), each ADS representing five hundred Ordinary Shares, at a purchase price of $8.7999 per Pre-Funded Warrant. Each Pre-Funded Warrant is exercisable for one ADS at an exercise price of $0.0001 and are exercisable immediately and will expire when exercised in full. The pre-funded Warrants were determined to be classified as a financial liability and a derivative under AASB 132 “Financial Instruments: Presentation” accounted for at fair value through profit and loss because they are denominated in a foreign currency, causing the value to vary with the USD/AUD exchange rate and the Consolidated Entity’s share price, requires a smaller net investment, and is settled at a future date. The initial fair value of the pre-funded Warrants was A$2,600,115.

On 2 December 2025 the Consolidated Entity entered into a securities purchase agreement with certain established institutional investors for a private placement of equity securities (PIPE). The net proceeds from the PIPE were US$46,509,833, after deducting offering expenses. Pursuant to the Purchase Agreement, the Consolidated Entity agreed to offer and sell in the Private Placement to such Purchasers (i) 4,530,854,000 ordinary shares at a purchase price of $0.01 per Share, and (ii) pre-funded warrants to purchase up to 938,490 American Depositary Shares (“ADSs”), each ADS representing five hundred Ordinary Shares, at a purchase price of $4.9999 per Pre-Funded Warrant. Each Pre-Funded Warrant is exercisable for one ADS at an exercise price of $0.0001 and are exercisable immediately and will expire when exercised in full. The pre-funded Warrants were determined to be classified as a financial liability and a derivative under AASB 132 “Financial Instruments: Presentation” accounted for at fair value through profit and loss because they are denominated in a foreign currency, causing the value to vary with the USD/AUD exchange rate and the Consolidated Entity’s share price, requires a smaller net investment, and is settled at a future date. The initial fair value of the pre-funded Warrants was A$18,985,338. Transaction costs of A$5,278,293 were incurred and allocated on a pro rata basis between the equity and derivative liability components with the portion allocated to the derivative liability component expensed immediately.

On 10 December 2025 Alumni Capital LP exercised a net settlement of warrants and was issued 219,841,000 ordinary shares.